Related party transactions (Details) - Transactions with Significant Influence Entities $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) rig	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Related party revenue	$ 42.3	$ 6.5	$ 0.0
Funding provided by shareholder loan	25.5	30.8	$ 0.0
Trade receivables	34.9	$ 8.6
Perfomex II
Related Party Transaction [Line Items]
Number of rigs | rig		2
Perfomex
Related Party Transaction [Line Items]
Number of rigs | rig		3
Perfomex
Related Party Transaction [Line Items]
Ownership percentage		49.00%
Funding provided by shareholder loan	10.8	$ 30.7
Trade receivables	25.9	6.5
Perfomex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	10.9	2.6
Perfomex | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue	17.5	$ 2.4
Perfomex II
Related Party Transaction [Line Items]
Ownership percentage		49.00%
Funding provided by shareholder loan	9.4	$ 0.0
Trade receivables	7.1	0.2
Perfomex II | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	7.5	0.2
Perfomex II | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue	5.3	$ 0.0
Opex
Related Party Transaction [Line Items]
Ownership percentage		49.00%
Funding provided by shareholder loan	3.6	$ 0.1
Trade receivables	1.9	1.9
Amount of guarantee for the services	5.9
Opex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	1.1	$ 1.3
Akal
Related Party Transaction [Line Items]
Ownership percentage		49.00%
Funding provided by shareholder loan	1.7	$ 0.0
Trade receivables	0.0	0.0
Akal | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue	$ 0.0	$ 0.0